GOING CONCERN (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Going Concern 1		$ (11,652,350)
Going Concern 1	$ (14,201,657)